Segmented Information - Schedule of Net Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Assets	$ 9,742	$ 7,203
Liabilities	2,741	2,486
Assets (liabilities)	7,001	4,717
Silver Segment:
Disclosure of operating segments [line items]
Assets	3,522	1,352
Liabilities	447	371
Assets (liabilities)	3,075	981
Gold Segment:
Disclosure of operating segments [line items]
Assets	4,888	4,648
Liabilities	1,384	1,231
Assets (liabilities)	3,504	3,417
La Colorada | Mexico | Silver Segment:
Disclosure of operating segments [line items]
Assets	610	471
Liabilities	95	53
Assets (liabilities)	515	418
Juanicipio | Mexico | Silver Segment:
Disclosure of operating segments [line items]
Assets	1,921
Liabilities	0
Assets (liabilities)	1,921
Huaron | Peru | Silver Segment:
Disclosure of operating segments [line items]
Assets	249	232
Liabilities	85	96
Assets (liabilities)	164	136
San Vicente | Bolivia | Silver Segment:
Disclosure of operating segments [line items]
Assets	192	125
Liabilities	106	65
Assets (liabilities)	86	60
Manantial Espejo | Argentina | Silver Segment:
Disclosure of operating segments [line items]
Assets	2	2
Liabilities	31	26
Assets (liabilities)	(29)	(24)
Cerro Moro | Argentina | Silver Segment:
Disclosure of operating segments [line items]
Assets	259	226
Liabilities	107	112
Assets (liabilities)	152	114
Pas Guatemala | Guatemala | Silver Segment:
Disclosure of operating segments [line items]
Assets	289	296
Liabilities	23	19
Assets (liabilities)	266	277
Dolores | Mexico | Gold Segment:
Disclosure of operating segments [line items]
Assets	166	193
Liabilities	210	170
Assets (liabilities)	(44)	23
Shahuindo | Peru | Gold Segment:
Disclosure of operating segments [line items]
Assets	730	626
Liabilities	260	212
Assets (liabilities)	470	414
Timmins | Canada | Gold Segment:
Disclosure of operating segments [line items]
Assets	482	418
Liabilities	92	84
Assets (liabilities)	390	334
Jacobina | Brazil | Gold Segment:
Disclosure of operating segments [line items]
Assets	2,435	2,437
Liabilities	463	444
Assets (liabilities)	1,972	1,993
El Peñon | Chile | Gold Segment:
Disclosure of operating segments [line items]
Assets	772	732
Liabilities	230	199
Assets (liabilities)	542	533
Minera Florida | Chile | Gold Segment:
Disclosure of operating segments [line items]
Assets	303	242
Liabilities	129	122
Assets (liabilities)	174	120
Corporate | Canada | Other segment:
Disclosure of operating segments [line items]
Assets	876	820
Liabilities	817	790
Assets (liabilities)	59	30
Navidad | Argentina | Other segment:
Disclosure of operating segments [line items]
Assets	195	193
Liabilities	15	13
Assets (liabilities)	180	180
Other | Other segment:
Disclosure of operating segments [line items]
Assets	261	190
Liabilities	78	81
Assets (liabilities)	$ 183	$ 109